LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.71%
Aerospace & Defense–2.62%
AAR	5,389	$ 222,081
†Aerojet Rocketdyne Holdings	7,418	374,683
†Aerovironment	2,215	118,635
Arconic	26,523	689,598
†Astronics	2,505	73,597
†Astronics Class B	1,301	38,132
†Axon Enterprise	1,811	102,829
Boeing	16,684	6,347,762
BWX Technologies	5,833	333,706
Cubic	3,909	275,311
Curtiss-Wright	4,750	614,508
†Ducommun	1,600	67,840
General Dynamics	12,170	2,223,824
HEICO	3,196	399,116
HEICO Class A	7,800	759,018
Hexcel	10,095	829,102
Huntington Ingalls Industries	3,927	831,699
†Kratos Defense & Security Solutions	12,058	224,219
L3Harris Technologies	10,086	2,104,343
Lockheed Martin	10,448	4,075,347
†Mercury Systems	3,446	279,712
Moog Class A	3,369	273,293
National Presto Industries	1,066	94,970
Northrop Grumman	6,923	2,594,671
Park Aerospace	2,423	42,548
Raytheon	11,202	2,197,720
Spirit AeroSystems Holdings Class A	8,350	686,704
†Teledyne Technologies	2,365	761,506
Textron	22,144	1,084,170
TransDigm Group	3,095	1,611,474
Triumph Group	6,690	153,067
United Technologies	30,252	4,130,003
†Vectrus	2,921	118,739
†Wesco Aircraft Holdings	14,929	164,368
		34,898,295
Air Freight & Logistics–0.66%
†Air Transport Services Group	10,584	222,476
†Atlas Air Worldwide Holdings	3,789	95,596
CH Robinson Worldwide	9,962	844,578
†Echo Global Logistics	6,655	150,736
Expeditors International of Washington	11,713	870,159
FedEx	12,617	1,836,657
Forward Air	4,082	260,105
†Hub Group Class A	4,075	189,487
United Parcel Service Class B	28,400	3,402,888
†XPO Logistics	12,314	881,313
		8,753,995
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.79%
Alaska Air Group	15,098	$ 980,011
Allegiant Travel	2,388	357,388
American Airlines Group	20,094	541,935
Copa Holdings Class A	4,120	406,850
Delta Air Lines	42,181	2,429,626
Hawaiian Holdings	6,305	165,569
†JetBlue Airways	33,203	556,150
SkyWest	6,659	382,227
Southwest Airlines	37,480	2,024,295
†Spirit Airlines	10,860	394,218
†United Airlines Holdings	26,032	2,301,489
		10,539,758
Auto Components–0.59%
Adient	7,115	163,360
†American Axle & Manufacturing Holdings	21,651	177,971
Aptiv	13,599	1,188,825
Autoliv	7,240	571,091
BorgWarner	16,936	621,212
Cooper Tire & Rubber	8,107	211,755
†Cooper-Standard Holdings	2,502	102,282
Dana	23,970	346,127
Delphi Technologies	6,922	92,755
†Dorman Products	3,454	274,731
†Fox Factory Holding	4,534	282,196
†Garrett Motion	3,608	35,936
Gentex	34,298	944,395
†Gentherm	4,875	200,289
Goodyear Tire & Rubber	34,879	502,432
†Horizon Global	2,190	8,366
LCI Industries	3,863	354,817
Lear	7,285	858,902
†Modine Manufacturing	8,303	94,405
†Motorcar Parts of America	2,029	34,290
Standard Motor Products	2,906	141,086
†Stoneridge	3,532	109,386
Superior Industries International	3,283	9,488
Tenneco Class A	8,836	110,627
†Veoneer	7,240	108,528
†Visteon	3,380	278,985
		7,824,237
Automobiles–0.48%
Ford Motor	208,112	1,906,306
General Motors	85,499	3,204,503
Harley-Davidson	15,921	572,678
†Tesla	1,541	371,181
Thor Industries	3,173	179,719
Winnebago Industries	5,327	204,290
		6,438,677
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks–6.59%
1st Source	3,376	$ 154,384
†Allegiance Bancshares	1,697	54,457
Ameris Bancorp	10,419	419,261
Arrow Financial	484	16,164
Associated Banc-Corp	16,938	342,994
†Atlantic Capital Bancshares	2,200	38,148
Atlantic Union Bankshares	7,033	261,944
Banc of California	9,953	140,735
BancFirst	3,473	192,474
†Bancorp	11,149	110,375
BancorpSouth Bank	10,113	299,446
Bank of America	306,929	8,953,119
Bank of Hawaii	5,106	438,759
Bank of Marin Bancorp	800	33,192
Bank of NT Butterfield & Son	7,533	223,278
Bank OZK	13,694	373,435
BankUnited	12,210	410,500
Banner	5,972	335,447
Berkshire Hills Bancorp	5,646	165,371
BOK Financial	5,728	453,371
Boston Private Financial Holdings	14,301	166,678
Branch Banking & Trust	23,610	1,260,066
Bridge Bancorp	2,824	83,477
Brookline Bancorp	16,250	239,363
Bryn Mawr Bank	3,680	134,357
Cadence BanCorp	17,046	298,987
Camden National	1,998	86,553
Capital City Bank Group	800	21,960
Carolina Financial	4,015	142,693
Cathay General Bancorp	8,683	301,604
CBTX	1,306	36,411
CenterState Bank	10,580	253,761
Central Pacific Financial	5,001	142,028
CIT Group	10,032	454,550
Citigroup	78,586	5,428,721
Citizens Financial Group	10,989	388,681
City Holding	2,841	216,626
CNB Financial	543	15,584
Columbia Banking System	8,265	304,978
Comerica	7,262	479,219
Commerce Bancshares	9,472	574,477
Community Bank System	5,191	320,233
Community Trust Bancorp	2,467	105,045
ConnectOne Bancorp	6,176	137,107
Cullen/Frost Bankers	4,148	367,305
†Customers Bancorp	3,657	75,846
CVB Financial	14,317	298,796
Eagle Bancorp	5,654	252,281
East West Bancorp	11,093	491,309
Enterprise Financial Services	3,126	127,385
†Equity Bancshares Class A	1,380	36,998
FB Financial	5,315	199,578
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Fifth Third Bancorp	43,651	$ 1,195,164
First Bancorp (North Carolina)	4,235	152,037
First BanCorp (Puerto Rico)	32,583	325,178
First Busey	9,536	241,070
First Citizens BancShares Class A	953	449,387
First Commonwealth Financial	14,092	187,142
First Community Bancshares	1,307	42,308
First Financial	880	38,254
First Financial Bancorp	11,350	277,791
First Financial Bankshares	8,922	297,370
First Foundation	5,112	78,086
First Hawaiian	5,650	150,855
First Horizon National	31,320	507,384
First Interstate BancSystem Class A	3,666	147,520
First Merchants	8,190	308,231
First Mid-Illinois Bancshares	773	26,761
First Midwest Bancorp	14,084	274,356
First of Long Island	1,772	40,313
First Republic Bank	6,632	641,314
Flushing Financial	4,876	98,520
FNB	32,839	378,634
Franklin Financial Network	1,323	39,968
Fulton Financial	20,249	327,629
German American Bancorp	3,237	103,746
Glacier Bancorp	7,273	294,266
Great Southern Bancorp	2,431	138,445
Great Western Bancorp	8,042	265,386
Hancock Whitney	9,517	364,454
Hanmi Financial	4,000	75,120
†Harborone Bancorp	3,325	33,466
Heartland Financial USA	6,250	279,625
Heritage Commerce	3,648	42,882
Heritage Financial	6,057	163,297
Hilltop Holdings	13,115	313,317
Home BancShares	18,464	347,031
HomeTrust Bancshares	901	23,489
Hope Bancorp	16,420	235,463
Horizon Bancorp	7,246	125,791
Huntington Bancshares	53,810	767,869
IBERIABANK	4,674	353,074
Independent Bank	2,269	48,364
Independent Bank (Massachusetts)	3,374	251,869
Independent Bank Group	4,072	214,228
International Bancshares	10,063	388,633
Investors Bancorp	34,004	386,285
JPMorgan Chase & Co.	142,058	16,718,806
KeyCorp	30,881	550,917
Lakeland Bancorp	9,994	154,207
Lakeland Financial	2,847	125,211

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
LegacyTexas Financial Group	7,972	$ 347,021
Live Oak Bancshares	3,640	65,884
M&T Bank	4,902	774,369
Mercantile Bank	1,436	47,101
Midland States Bancorp	1,400	36,470
MidWestOne Financial Group	600	18,312
National Bank Holdings Class A	5,083	173,788
NBT Bancorp	5,373	196,598
†Nicolet Bankshares	573	38,145
OFG Bancorp	8,163	178,770
Old Line Bancshares	800	23,208
Old National Bancorp	17,834	306,834
Opus Bank	5,332	116,078
Pacific Premier Bancorp	8,345	260,281
PacWest Bancorp	6,709	243,805
Park National	1,685	159,755
Peapack Gladstone Financial	2,958	82,913
Peoples Bancorp	3,493	111,112
People's United Financial	29,963	468,472
People's Utah Bancorp	300	8,487
Pinnacle Financial Partners	5,894	334,484
PNC Financial Services Group	14,174	1,986,628
Popular	10,058	543,937
Preferred Bank	1,509	79,041
Prosperity Bancshares	7,549	533,186
QCR Holdings	1,263	47,969
Regions Financial	53,899	852,682
Renasant	9,498	332,525
Republic Bancorp Class A	1,755	76,255
S&T Bancorp	4,286	156,568
Sandy Spring Bancorp	4,310	145,290
†Seacoast Banking Corp. of Florida	1,194	30,220
ServisFirst Bancshares	6,045	200,392
Sierra Bancorp	742	19,708
Signature Bank	2,588	308,541
Simmons First National Class A	12,660	315,234
South State	3,499	263,475
Southside Bancshares	5,011	170,925
Sterling Bancorp	21,051	422,283
Stock Yards Bancorp	2,112	77,489
SunTrust Banks	14,027	965,058
†SVB Financial Group	4,498	939,857
Synovus Financial	21,509	769,162
TCF Financial	20,070	764,065
†Texas Capital Bancshares	5,756	314,565
Tompkins Financial	1,879	152,443
Towne Bank	9,443	262,563
TriCo Bancshares	4,228	153,476
†TriState Capital Holdings	3,540	74,482
†Triumph Bancorp	6,346	202,374
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Trustmark	10,322	$ 352,083
UMB Financial	5,041	325,548
Umpqua Holdings	21,855	359,733
United Bankshares	11,140	421,872
United Community Banks	9,910	280,949
Univest Corp. of Pennsylvania	5,030	128,315
US Bancorp	58,777	3,252,719
Valley National Bancorp	29,056	315,839
Veritex Holdings	3,945	95,725
Washington Trust Bancorp	3,228	155,945
Webster Financial	9,266	434,297
Wells Fargo & Co.	179,722	9,065,178
WesBanco	4,468	166,969
Westamerica Bancorporation	2,893	179,887
Western Alliance Bancorp	10,465	482,227
Wintrust Financial	5,764	372,527
Zions Bancorp	9,192	409,228
		87,801,345
Beverages–1.48%
†Boston Beer Class A	1,347	490,416
Brown-Forman Class A	1,046	62,498
Brown-Forman Class B	14,939	937,870
Coca-Cola	136,799	7,447,337
Coca-Cola Bottling Consolidated	1,022	310,555
Constellation Brands Class A	4,545	942,088
Keurig Dr Pepper	10,927	298,526
MGP Ingredients	1,497	74,371
Molson Coors Brewing Class B	8,298	477,135
†Monster Beverage	12,489	725,111
National Beverage	1,899	84,240
PepsiCo	57,262	7,850,620
†Primo Water	2,727	33,488
		19,734,255
Biotechnology–2.00%
AbbVie	48,379	3,663,258
†ACADIA Pharmaceuticals	2,300	82,777
†Achillion Pharmaceuticals	5,527	19,897
†Acorda Therapeutics	7,762	22,277
†Adverum Biotechnologies	10,775	58,724
†Agios Pharmaceuticals	1,832	59,357
†Alexion Pharmaceuticals	5,099	499,396
†Alkermes	3,336	65,085
†Alnylam Pharmaceuticals	2,227	179,095
Amgen	26,030	5,037,065
†AnaptysBio	2,400	83,976
†Anika Therapeutics	1,937	106,322
†Arena Pharmaceuticals	3,770	172,553
†Atara Biotherapeutics	3,839	54,207
†Audentes Therapeutics	4,145	116,433

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Biogen	9,149	$ 2,130,070
†BioMarin Pharmaceutical	3,163	213,186
†Bluebird Bio	1,745	160,226
†Blueprint Medicines	1,131	83,095
†Celgene	33,922	3,368,455
†Concert Pharmaceuticals	4,505	26,489
†Deciphera Pharmaceuticals	4,014	136,235
†Eagle Pharmaceuticals	1,957	110,708
†Emergent BioSolutions	5,759	301,081
†Enanta Pharmaceuticals	2,114	127,009
†Exact Sciences	3,427	309,698
†Exelixis	16,882	298,558
†FibroGen	2,296	84,906
†Five Prime Therapeutics	4,086	15,833
†G1 Therapeutics	4,800	109,344
Gilead Sciences	52,064	3,299,816
†Global Blood Therapeutics	5,962	289,276
†GlycoMimetics	1,315	5,668
†Halozyme Therapeutics	3,033	47,042
†Incyte	2,275	168,873
†Intellia Therapeutics	2,940	39,249
†Ionis Pharmaceuticals	3,545	212,381
†Iovance Biotherapeutics	4,238	77,132
†Karyopharm Therapeutics	4,951	47,629
†Kura Oncology	3,841	58,268
†Ligand Pharmaceuticals	1,549	154,187
†MacroGenics	6,645	84,790
†Madrigal Pharmaceuticals	765	65,958
†Momenta Pharmaceuticals	5,261	68,183
†Myriad Genetics	6,072	173,841
†Neurocrine Biosciences	2,841	256,003
†ObsEva S.A.	1,100	9,163
†OPKO Health	26,983	56,394
†PDL BioPharma	21,857	47,211
†Prothena	2,660	20,854
†Regeneron Pharmaceuticals	3,070	851,618
†REGENXBIO	4,574	162,834
†Repligen	4,213	323,095
†Retrophin	4,405	51,054
†Rhythm Pharmaceuticals	631	13,623
†Sage Therapeutics	900	126,261
†Sangamo Therapeutics	13,158	119,080
†Sarepta Therapeutics	2,381	179,337
†Seattle Genetics	3,269	279,173
†Spark Therapeutics	3,497	339,139
†Spectrum Pharmaceuticals	5,200	43,134
†Ultragenyx Pharmaceutical	1,249	53,432
†United Therapeutics	5,963	475,549
†Vanda Pharmaceuticals	5,302	70,411
†Vertex Pharmaceuticals	3,259	552,140
†Xencor	5,219	176,037
		26,693,150
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.66%
AAON	5,498	$ 252,578
Advanced Drainage Systems	7,020	226,535
Allegion	4,973	515,451
†American Woodmark	2,433	216,318
AO Smith	8,977	428,293
Apogee Enterprises	3,439	134,087
†Armstrong Flooring	3,796	24,256
Armstrong World Industries	7,192	695,466
†Builders FirstSource	19,637	404,031
†Continental Building Products	6,258	170,781
†Cornerstone Building Brands	8,244	49,876
CSW Industrials	1,989	137,301
Fortune Brands Home & Security	8,581	469,381
†Gibraltar Industries	3,900	179,166
Griffon	7,849	164,593
Insteel Industries	1,756	36,051
†JELD-WEN Holding	13,799	266,183
Johnson Controls International	20,579	903,212
Lennox International	1,939	471,119
Masco	14,194	591,606
†Masonite International	3,980	230,840
Owens Corning	12,082	763,582
†Patrick Industries	4,000	171,520
†PGT Innovations	8,191	141,459
Quanex Building Products	4,360	78,829
†Resideo Technologies	6,014	86,301
Simpson Manufacturing	4,772	331,034
†Trex	4,005	364,175
Universal Forest Products	7,985	318,442
		8,822,466
Capital Markets–2.68%
Affiliated Managers Group	4,373	364,490
Ameriprise Financial	7,248	1,066,181
Ares Management	5,059	135,632
Artisan Partners Asset Management Class A	3,789	107,001
Bank of New York Mellon	34,671	1,567,476
BGC Partners Class A	30,856	169,708
BlackRock	3,395	1,512,948
Blackstone Group	5,713	279,023
†Blucora	5,281	114,281
†Brightsphere Investment Group	6,371	63,137
Cboe Global Markets	6,135	704,973
Charles Schwab	30,396	1,271,465
CME Group	6,950	1,468,813
Cohen & Steers	4,673	256,688
Diamond Hill Investment Group	786	108,570

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Donnelley Financial Solutions	6,570	$ 80,942
E*TRADE Financial	15,622	682,525
Eaton Vance	9,530	428,183
Evercore Class A	5,155	412,915
FactSet Research Systems	2,282	554,457
Federated Investors Class B	13,518	438,118
Franklin Resources	11,873	342,655
GAIN Capital Holdings	5,501	29,045
Goldman Sachs Group	11,513	2,385,839
Greenhill & Co.	3,574	46,891
Hamilton Lane Class A	2,290	130,438
Houlihan Lokey	2,921	131,737
Interactive Brokers Group Class A	11,049	594,215
Intercontinental Exchange	15,452	1,425,756
†INTL. FCStone	1,728	70,952
Invesco	22,723	384,928
Janus Henderson Group	11,212	251,821
Lazard Class A	6,961	243,635
Legg Mason	11,109	424,253
LPL Financial Holdings	9,695	794,020
MarketAxess Holdings	2,604	852,810
Moelis & Co. Class A	4,279	140,565
Moody's	6,784	1,389,567
Morgan Stanley	56,694	2,419,133
Morningstar	5,529	808,008
MSCI	6,463	1,407,318
Nasdaq	10,110	1,004,428
Northern Trust	7,396	690,195
Oppenheimer Holdings Class A	566	17,014
Piper Jaffray	2,718	205,155
PJT Partners Class A	2,208	89,866
Raymond James Financial	12,343	1,017,804
S&P Global	11,412	2,795,712
SEI Investments	9,432	558,893
State Street	10,183	602,732
Stifel Financial	7,513	431,096
T. Rowe Price Group	12,777	1,459,772
TD Ameritrade Holding	6,391	298,460
Virtu Financial Class A	755	12,352
Virtus Investment Partners	817	90,336
Waddell & Reed Financial Class A	15,478	265,912
Westwood Holdings Group	147	4,067
WisdomTree Investments	27,823	145,375
		35,750,281
Chemicals–2.26%
†AdvanSix	4,807	123,636
Air Products & Chemicals	5,258	1,166,540
Albemarle	5,932	412,393
American Vanguard	3,629	56,975
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Ashland Global Holdings	4,435	$ 341,717
†Axalta Coating Systems	16,444	495,787
Balchem	2,885	286,163
Cabot	7,734	350,505
Celanese	9,212	1,126,535
CF Industries Holdings	13,840	680,928
Chase	1,120	122,517
Chemours	8,853	132,264
†Corteva	22,736	636,608
†Dow	28,169	1,342,253
DuPont de Nemours	22,736	1,621,304
Eastman Chemical	17,325	1,279,105
Ecolab	10,181	2,016,245
†Element Solutions	32,886	334,779
†Ferro	13,661	162,019
FMC	5,909	518,101
FutureFuel	4,566	54,518
†GCP Applied Technologies	5,509	106,048
Hawkins	819	34,807
HB Fuller	5,745	267,487
Huntsman	27,463	638,789
†Ingevity	4,179	354,546
Innophos Holdings	2,701	87,674
Innospec	3,598	320,726
International Flavors & Fragrances	4,658	571,490
†Intrepid Potash	6,128	20,039
†Koppers Holdings	1,784	52,111
†Kraton	6,560	211,822
Kronos Worldwide	11,671	144,370
Linde	15,855	3,071,431
†Livent	5,526	36,969
†LSB Industries	2,575	13,339
LyondellBasell Industries Class A	21,514	1,924,858
Minerals Technologies	4,368	231,897
Mosaic	14,214	291,387
NewMarket	1,227	579,254
Olin	18,769	351,356
†OMNOVA Solutions	2,534	25,517
PolyOne	9,434	308,020
PPG Industries	13,312	1,577,605
†PQ Group Holdings	2,891	46,083
Quaker Chemical	1,377	217,759
Rayonier Advanced Materials	10,113	43,789
RPM International	10,432	717,826
Scotts Miracle-Gro	6,737	685,961
Sensient Technologies	4,926	338,170
Sherwin-Williams	3,469	1,907,499
Stepan	2,727	264,683
†Trecora Resources	1,810	16,326
Tredegar	3,092	60,356
Trinseo	7,005	300,865
†Tronox Holdings Class A	7,502	62,267

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Valvoline	15,826	$ 348,647
†Venator Materials	6,100	14,884
Westlake Chemical	3,913	256,380
WR Grace & Co.	5,509	367,781
		30,131,710
Commercial Services & Supplies–1.15%
ABM Industries	8,999	326,844
ACCO Brands	15,297	150,981
ADT	7,542	47,288
†Advanced Disposal Services	9,285	302,412
†ARC Document Solutions	6,046	8,223
Brady Class A	5,320	282,226
Brink's	3,096	256,813
†Casella Waste Systems Class A	2,209	94,855
†Cimpress	3,169	417,801
Cintas	6,197	1,661,416
†Clean Harbors	6,114	472,001
†Copart	18,070	1,451,563
Covanta Holding	13,922	240,711
Deluxe	5,890	289,552
Ennis	3,323	67,158
Healthcare Services Group	2,712	65,875
†Heritage-Crystal Clean	1,138	30,157
Herman Miller	8,070	371,946
HNI	6,100	216,550
†IAA	12,184	508,438
Interface Class A	8,682	125,368
KAR Auction Services	13,984	343,307
Kimball International Class B	4,901	94,589
Knoll	7,864	199,352
LSC Communications	4,245	5,858
Matthews International Class A	4,904	173,553
McGrath RentCorp	3,569	248,367
Mobile Mini	5,916	218,064
MSA Safety	1,744	190,288
†PICO Holdings	2,699	27,233
Pitney Bowes	23,939	109,401
Quad/Graphics	5,244	55,114
Republic Services	16,118	1,395,013
Rollins	14,223	484,578
†SP Plus	3,002	111,074
Steelcase Class A	12,090	222,456
†Stericycle	7,107	361,960
†Team	2,683	48,428
Tetra Tech	6,217	539,387
U.S. Ecology	3,069	196,232
UniFirst	1,742	339,899
Viad	2,959	198,697
VSE	600	20,454
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management	20,630	$ 2,372,450
		15,343,932
Communications Equipment–1.05%
†Acacia Communications	5,992	391,877
ADTRAN	6,434	72,994
†Applied Optoelectronics	2,558	28,701
†Arista Networks	1,618	386,572
†CalAmp	2,806	32,325
†Calix	3,340	21,343
†Ciena	14,673	575,622
Cisco Systems	153,382	7,578,605
†CommScope Holding	14,905	175,283
Comtech Telecommunications	2,467	80,177
†EchoStar Class A	4,326	171,396
†F5 Networks	4,506	632,732
†Harmonic	15,891	104,563
†Infinera	28,262	154,028
InterDigital	4,732	248,288
Juniper Networks	22,261	550,960
†Lumentum Holdings	5,089	272,567
Motorola Solutions	5,314	905,559
†NETGEAR	5,991	193,030
†NetScout Systems	10,443	240,815
Plantronics	2,534	94,569
†Ribbon Communications	7,554	44,115
†Ubiquiti	2,678	316,700
†ViaSat	4,826	363,494
†Viavi Solutions	25,560	357,968
		13,994,283
Construction & Engineering–0.41%
†AECOM	15,765	592,133
†Aegion	4,365	93,324
†Ameresco Class A	500	8,035
Arcosa	4,724	161,608
Argan	2,865	112,566
Comfort Systems USA	5,275	233,313
†Construction Partners Class A	3,231	50,339
†Dycom Industries	5,163	263,571
EMCOR Group	6,939	597,587
Fluor	6,492	124,192
Granite Construction	5,660	181,856
†Great Lakes Dredge & Dock	10,783	112,682
Jacobs Engineering Group	6,624	606,096
†MasTec	10,781	700,010
†MYR Group	2,986	93,432
†NV5 Global	1,900	129,713
Primoris Services	10,014	196,375
Quanta Services	15,156	572,897
†Tutor Perini	7,043	100,926
Valmont Industries	2,153	298,061

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Willscot	14,729	$ 229,478
		5,458,194
Construction Materials–0.19%
Eagle Materials	4,281	385,333
Martin Marietta Materials	3,480	953,868
†Summit Materials Class A	14,078	312,531
†U.S. Concrete	2,396	132,451
Vulcan Materials	5,108	772,534
		2,556,717
Consumer Finance–1.06%
Ally Financial	26,793	888,456
American Express	29,443	3,482,518
Capital One Financial	16,713	1,520,549
†Credit Acceptance	2,022	932,769
Discover Financial Services	25,340	2,054,821
†Encore Capital Group	5,079	169,258
†Enova International	5,850	121,388
†EZCORP Class A	6,690	43,184
FirstCash	5,361	491,443
†Green Dot Class A	5,819	146,930
†LendingClub	14,756	193,008
Navient	38,163	488,486
Nelnet Class A	4,320	274,752
OneMain Holdings	11,443	419,729
†PRA Group	6,942	234,570
Santander Consumer USA Holdings	29,973	764,611
SLM	54,985	485,243
Synchrony Financial	38,150	1,300,533
†World Acceptance	1,118	142,556
		14,154,804
Containers & Packaging–0.74%
†Amcor	57,359	559,250
AptarGroup	7,971	944,165
Avery Dennison	7,953	903,222
Ball	20,112	1,464,355
†Berry Global Group	11,557	453,843
†Crown Holdings	7,001	462,486
Graphic Packaging Holding	45,269	667,718
Greif Class A	4,106	155,576
Greif Class B	502	22,871
International Paper	20,094	840,331
Myers Industries	2,920	51,538
Owens-Illinois	23,503	241,376
Packaging Corp. of America	8,291	879,675
Sealed Air	10,093	418,961
Silgan Holdings	19,967	599,709
Sonoco Products	12,990	756,148
WestRock	10,483	382,105
		9,803,329
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.21%
Core-Mark Holding	5,228	$ 167,897
Genuine Parts	11,206	1,116,006
†LKQ	25,655	806,850
Pool	3,619	729,952
		2,820,705
Diversified Consumer Services–0.43%
†Adtalem Global Education	6,422	244,614
†American Public Education	2,213	49,438
†Bright Horizons Family Solutions	5,937	905,392
†Career Education	7,863	124,943
Carriage Services	2,326	47,543
†Chegg	2,936	87,933
†frontdoor	5,297	257,275
Graham Holdings Class B	553	366,888
†Grand Canyon Education	5,229	513,488
H&R Block	19,342	456,858
†Houghton Mifflin Harcourt	18,319	97,640
†K12	6,889	181,870
†Laureate Education Class A	1,100	18,233
†Regis	4,006	81,001
Service Corp. International	17,588	840,882
†ServiceMaster Global Holdings	10,594	592,205
†Sotheby's	4,738	269,971
Strategic Education	2,304	313,068
†WW International	6,119	231,421
		5,680,663
Diversified Financial Services–1.09%
†Berkshire Hathaway Class B	64,659	13,450,365
†Cannae Holdings	9,850	270,579
Jefferies Financial Group	16,565	304,796
†On Deck Capital	9,786	32,881
Voya Financial	8,511	463,339
		14,521,960
Diversified Telecommunication Services–2.70%
Anterix	2,400	86,880
AT&T	489,403	18,519,010
ATN International	2,414	140,905
CenturyLink	72,776	908,244
†Cincinnati Bell	5,095	25,832
Cogent Communications Holdings	5,986	329,829
Consolidated Communications Holdings	10,085	48,005
†Frontier Communications	4,870	4,222
†GCI Liberty Class A	11,489	713,122
†IDT Class B	3,397	35,770
†Intelsat	8,847	201,712
†Iridium Communications	10,976	233,569
†ORBCOMM	9,336	44,439

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications	231,862	$ 13,995,190
†Vonage Holdings	17,773	200,835
†Zayo Group Holdings	16,100	545,790
		36,033,354
Electric Utilities–1.62%
ALLETE	4,494	392,821
Alliant Energy	10,808	582,876
American Electric Power	15,610	1,462,501
Avangrid	2,641	137,992
Duke Energy	22,164	2,124,641
Edison International	12,899	972,843
El Paso Electric	4,644	311,520
Entergy	5,703	669,304
Evergy	10,740	714,854
Eversource Energy	11,554	987,520
Exelon	31,038	1,499,446
FirstEnergy	22,090	1,065,401
Hawaiian Electric Industries	8,248	376,191
IDACORP	3,906	440,089
MGE Energy	3,422	273,315
NextEra Energy	15,170	3,534,458
OGE Energy	8,515	386,411
Otter Tail	4,368	234,780
†PG&E	11,609	116,090
Pinnacle West Capital	5,231	507,773
PNM Resources	8,002	416,744
Portland General Electric	7,726	435,515
PPL	26,960	848,970
Southern	32,677	2,018,458
Xcel Energy	17,587	1,141,220
		21,651,733
Electrical Equipment–0.69%
Acuity Brands	2,185	294,516
Allied Motion Technologies	1,708	60,309
AMETEK	12,878	1,182,458
†Atkore International Group	4,968	150,779
AZZ	3,479	151,545
Eaton	14,735	1,225,215
Emerson Electric	25,378	1,696,773
Encore Wire	3,665	206,266
EnerSys	4,508	297,258
†Generac Holdings	9,396	736,083
GrafTech International	1,171	14,989
Hubbell	5,553	729,664
nVent Electric	8,024	176,849
Powell Industries	1,827	71,527
†Power Solutions International	813	5,935
Regal Beloit	4,821	351,210
Rockwell Automation	6,322	1,041,866
†Sensata Technologies Holding	10,345	517,871
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Sunrun	10,540	$ 176,071
†Thermon Group Holdings	3,728	85,669
†TPI Composites	2,950	55,312
		9,228,165
Electronic Equipment, Instruments & Components–1.44%
Amphenol Class A	15,296	1,476,064
†Anixter International	4,994	345,185
†Arlo Technologies	6,220	21,210
†Arrow Electronics	8,159	608,498
Avnet	8,965	398,808
AVX	15,175	230,660
Badger Meter	2,792	149,930
Belden	4,758	253,792
Benchmark Electronics	4,152	120,657
CDW	10,185	1,255,199
Cognex	7,440	365,527
†Coherent	2,520	387,374
Corning	35,814	1,021,415
CTS	4,313	139,569
Daktronics	5,746	42,434
Dolby Laboratories Class A	6,088	393,528
†ePlus	1,636	124,483
†Fabrinet	3,550	185,665
†FARO Technologies	3,076	148,725
†Fitbit Class A	29,379	111,934
†Flex	43,138	451,439
FLIR Systems	7,377	387,956
†II-VI	10,817	380,870
†Insight Enterprises	3,932	218,973
†IPG Photonics	3,304	448,022
†Itron	4,788	354,121
Jabil	22,934	820,349
KEMET	12,021	218,542
†Keysight Technologies	9,796	952,661
†Knowles	12,189	247,924
Littelfuse	2,042	362,067
Methode Electronics	4,593	154,509
MTS Systems	3,814	210,724
National Instruments	10,428	437,872
†Novanta	3,392	277,194
†OSI Systems	2,092	212,464
PC Connection	3,183	123,819
†Plexus	3,674	229,662
†Rogers	1,971	269,455
†Sanmina	10,665	342,453
†ScanSource	4,669	142,638
SYNNEX	6,774	764,785
TE Connectivity	14,877	1,386,239
†Tech Data	4,231	441,040
†Trimble	10,697	415,151
†TTM Technologies	12,750	155,486
Vishay Intertechnology	23,342	395,180

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies Class A	3,264	$ 673,592
		19,255,844
Energy Equipment & Services–0.46%
†Apergy	6,059	163,896
Archrock	16,319	162,700
Baker Hughes	13,757	319,162
†C&J Energy Services	9,807	105,229
†Cactus Class A	3,339	96,631
Core Laboratories	3,764	175,478
†Diamond Offshore Drilling	17,566	97,667
DMC Global	1,792	78,812
†Dril-Quip	5,598	280,908
†Era Group	2,010	21,226
†Exterran	5,755	75,160
†Forum Energy Technologies	11,621	18,013
†Frank's International	24,705	117,349
Halliburton	28,981	546,292
†Helix Energy Solutions Group	20,202	162,828
Helmerich & Payne	7,597	304,412
†Keane Group	19,267	116,758
†KLX Energy Services Holdings	2,584	22,339
Mammoth Energy Services	3,494	8,665
†Matrix Service	3,017	51,711
†McDermott International	22,374	45,195
Nabors Industries	42,263	79,032
National Oilwell Varco	13,894	294,553
†Newpark Resources	12,083	92,072
†Noble	26,081	33,123
†Oceaneering International	12,328	167,044
†Oil States International	6,670	88,711
Patterson-UTI Energy	16,123	137,852
†ProPetro Holding	10,570	96,081
†RigNet	1,617	12,532
RPC	14,752	82,759
Schlumberger	32,227	1,101,197
†SEACOR Holdings	2,936	138,197
†SEACOR Marine Holdings	2,951	37,094
†Select Energy Services Class A	17,227	149,186
†Superior Energy Services	16,774	2,181
TechnipFMC	11,307	272,951
†TETRA Technologies	6,536	13,137
†Tidewater	1,101	16,636
†Transocean	38,916	173,954
U.S. Silica Holdings	11,361	108,611
Valaris	25,626	123,261
		6,190,595
Entertainment–1.12%
Activision Blizzard	15,960	844,603
AMC Entertainment Holdings Class A	11,700	125,190
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
Cinemark Holdings	15,721	$ 607,460
†Electronic Arts	8,451	826,677
†IMAX	7,496	164,537
†Liberty Media-Liberty Braves Class A	594	16,531
†Liberty Media-Liberty Braves Class C	1,227	34,049
†Liberty Media-Liberty Formula One Class A	1,485	58,791
†Liberty Media-Liberty Formula One Class C	13,689	569,326
Lions Gate Entertainment Class A	5,974	55,260
Lions Gate Entertainment Class B	12,124	105,964
†Live Nation Entertainment	15,171	1,006,444
†Madison Square Garden Class A	1,945	512,546
Marcus	3,838	142,044
†Netflix	6,481	1,734,445
†Reading International Class A	489	5,848
†Take-Two Interactive Software	3,820	478,799
Viacom Class A	300	7,878
Viacom Class B	26,734	642,418
Walt Disney	47,486	6,188,376
World Wrestling Entertainment Class A	3,541	251,942
†Zynga Class A	82,444	479,824
		14,858,952
Equity Real Estate Investment Trusts–0.01%
Alexander & Baldwin	2,921	71,594
		71,594
Food & Staples Retailing–1.46%
Andersons	4,370	98,019
†BJ's Wholesale Club Holdings	10,299	266,435
Casey's General Stores	3,835	618,049
†Chefs' Warehouse	2,580	104,026
Costco Wholesale	17,907	5,159,186
Ingles Markets Class A	2,345	91,127
Kroger	59,636	1,537,416
†Natural Grocers by Vitamin Cottage	3,652	36,483
†Performance Food Group	10,338	475,651
PriceSmart	3,845	273,380
†Rite Aid	5,316	36,946
SpartanNash	5,888	69,655
†Sprouts Farmers Market	14,602	282,403
Sysco	23,187	1,841,048
†U.S. Foods Holding	16,963	697,179
†United Natural Foods	6,297	72,541

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Village Super Market Class A	618	$ 16,346
Walgreens Boots Alliance	30,562	1,690,384
Walmart	50,029	5,937,442
Weis Markets	3,330	127,006
		19,430,722
Food Products–1.43%
Alico	234	7,961
Archer-Daniels-Midland	18,353	753,758
B&G Foods Class A	9,162	173,253
Bunge	11,898	673,665
Calavo Growers	1,666	158,570
Cal-Maine Foods	5,325	212,760
Campbell Soup	13,392	628,353
Conagra Brands	24,666	756,753
†Darling Ingredients	17,849	341,451
Dean Foods	10,300	11,948
†Farmer Brothers	400	5,180
Flowers Foods	21,330	493,363
Fresh Del Monte Produce	6,313	215,336
General Mills	29,451	1,623,339
†Hain Celestial Group	9,937	213,397
Hershey	8,647	1,340,198
Hormel Foods	14,127	617,774
†Hostess Brands	17,011	237,899
Ingredion	8,589	702,065
J&J Snack Foods	1,777	341,184
JM Smucker	5,519	607,200
John B Sanfilippo & Son	748	72,257
Kellogg	12,773	821,943
Kraft Heinz	17,183	480,007
Lamb Weston Holdings	5,100	370,872
Lancaster Colony	2,661	368,948
†Landec	1,935	21,033
McCormick & Co Non-Voting Shares	6,613	1,033,612
Mondelez International Class A	29,450	1,629,174
†Pilgrim's Pride	10,200	326,859
†Post Holdings	10,059	1,064,645
Sanderson Farms	3,338	505,140
Seaboard	14	61,250
†Simply Good Foods	7,603	220,411
†TreeHouse Foods	7,423	411,605
Tyson Foods Class A	17,589	1,515,116
		19,018,279
Gas Utilities–0.30%
Atmos Energy	5,568	634,140
Chesapeake Utilities	1,638	156,134
National Fuel Gas	8,672	406,890
New Jersey Resources	8,468	382,923
Northwest Natural Holding	3,733	266,312
ONE Gas	4,994	479,973
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
South Jersey Industries	7,029	$ 231,324
Southwest Gas Holdings	4,816	438,449
Spire	4,636	404,445
UGI	11,119	558,952
		3,959,542
Health Care Equipment & Supplies–2.33%
Abbott Laboratories	32,639	2,730,905
†ABIOMED	1,827	325,005
†Align Technology	3,312	599,207
†AngioDynamics	5,678	104,589
Atrion	226	176,092
†Avanos Medical	7,052	264,168
Baxter International	12,140	1,061,886
Becton Dickinson & Co.	5,266	1,332,087
†Boston Scientific	19,203	781,370
Cantel Medical	4,304	321,939
CONMED	4,131	397,196
Cooper	1,674	497,178
†CryoLife	4,470	121,360
Danaher	12,593	1,818,807
Dentsply Sirona	9,397	500,954
†DexCom	1,908	284,750
†Edwards Lifesciences	6,989	1,536,951
†Globus Medical Class A	6,424	328,395
†Haemonetics	5,852	738,171
†Heska	496	35,152
Hill-Rom Holdings	5,864	617,069
†Hologic	17,605	888,876
†ICU Medical	1,303	207,959
†IDEXX Laboratories	4,918	1,337,352
†Inogen	1,392	66,691
†Insulet	1,200	197,916
†Integer Holdings	3,432	259,322
†Integra LifeSciences Holdings	6,337	380,664
†Intuitive Surgical	2,606	1,407,058
Invacare	4,463	33,473
†Lantheus Holdings	4,262	106,827
†LivaNova	3,945	291,102
†Masimo	5,628	837,390
Medtronic	27,945	3,035,386
Meridian Bioscience	6,320	59,977
†Merit Medical Systems	5,462	166,373
Mesa Laboratories	100	23,777
†Natus Medical	5,448	173,464
†Neogen	3,458	235,524
†Novocure	1,324	99,009
†NuVasive	4,122	261,252
†Nuvectra	1,144	1,556
†OraSure Technologies	3,636	27,161
†Orthofix Medical	3,349	177,564
†Penumbra	719	96,698
†Quidel	3,344	205,154

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
ResMed	7,991	$ 1,079,664
†RTI Surgical	7,962	22,692
†SeaSpine Holdings	1,244	15,189
STERIS	3,834	553,975
Stryker	8,165	1,766,089
†Surmodics	1,196	54,705
Teleflex	1,582	537,484
†Varex Imaging	4,849	138,390
†Varian Medical Systems	5,277	628,438
West Pharmaceutical Services	3,226	457,511
†Wright Medical Group	5,622	115,982
Zimmer Biomet Holdings	4,101	562,944
		31,083,819
Health Care Providers & Services–2.64%
†Acadia Healthcare	9,522	295,944
†Addus HomeCare	1,963	155,627
†Amedisys	2,782	364,470
AmerisourceBergen	8,255	679,634
†AMN Healthcare Services	5,945	342,194
Anthem	9,169	2,201,477
†BioTelemetry	1,479	60,240
†Brookdale Senior Living	25,409	192,600
†Capital Senior Living	3,628	15,891
Cardinal Health	16,212	765,044
†Centene	15,140	654,956
Chemed	2,221	927,423
†Cigna	23,074	3,502,402
†Community Health Systems	21,088	75,917
†CorVel	4,063	307,569
†Covetrus	3,735	44,409
†Cross Country Healthcare	2,295	23,639
CVS Health	49,828	3,142,652
†DaVita	15,339	875,397
†Diplomat Pharmacy	12,617	61,823
Encompass Health	12,718	804,795
Ensign Group	7,140	338,650
†Enzo Biochem	4,600	16,560
†Guardant Health	1,357	86,617
†Hanger	4,881	99,475
HCA Healthcare	10,605	1,277,054
†HealthEquity	2,930	167,435
†Henry Schein	9,338	592,963
Humana	5,747	1,469,336
†Laboratory Corp of America Holdings	7,556	1,269,408
†LHC Group	3,706	420,853
†Magellan Health	4,141	257,156
McKesson	11,235	1,535,375
†MEDNAX	8,411	190,257
†Molina Healthcare	4,978	546,186
National HealthCare	2,324	190,219
Owens & Minor	8,370	48,630
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Patterson	12,944	$ 230,662
†PetIQ	1,604	43,725
†Premier Class A	5,449	157,585
†Providence Service	1,930	114,758
Quest Diagnostics	11,426	1,222,925
†Quorum Health	4,123	4,989
†Select Medical Holdings	20,300	336,371
†Surgery Partners	5,182	38,269
†Tenet Healthcare	15,569	344,386
†Tivity Health	7,287	121,183
†Triple-S Management Class B	3,286	44,032
U.S. Physical Therapy	1,600	208,880
UnitedHealth Group	30,136	6,549,156
Universal Health Services Class B	8,291	1,233,286
†WellCare Health Plans	2,162	560,326
		35,210,810
Health Care Technology–0.22%
†Allscripts Healthcare Solutions	29,962	328,983
Cerner	11,856	808,223
Computer Programs & Systems	971	21,954
†Evolent Health Class A	10,070	72,403
†HealthStream	2,606	67,469
†HMS Holdings	8,554	294,814
†Medidata Solutions	1,250	114,375
†NextGen Healthcare	11,562	181,177
†Omnicell	3,102	224,182
†Teladoc Health	1,027	69,548
†Veeva Systems Class A	4,571	697,946
		2,881,074
Hotels, Restaurants & Leisure–2.13%
Aramark	21,338	929,910
BBX Capital	2,645	12,352
†Biglari Holdings Class B	1	109
BJ's Restaurants	3,790	147,204
Bloomin' Brands	7,503	142,032
Boyd Gaming	3,668	87,849
Brinker International	4,484	191,332
†Caesars Entertainment	3,390	39,527
Carnival	13,164	575,399
†Carrols Restaurant Group	5,537	45,902
Cheesecake Factory	6,977	290,801
†Chipotle Mexican Grill	805	676,578
Choice Hotels International	4,504	400,676
Churchill Downs	3,693	455,919
†Chuy's Holdings	1,400	34,664
Cracker Barrel Old Country Store	2,543	413,619
Darden Restaurants	5,562	657,540

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Dave & Buster's Entertainment	4,590	$ 178,781
†Denny's	10,416	237,120
Dine Brands Global	2,527	191,698
Domino's Pizza	1,573	384,740
Dunkin' Brands Group	6,703	531,950
†El Pollo Loco Holdings	3,990	43,730
†Eldorado Resorts	4,680	186,592
†Fiesta Restaurant Group	2,409	25,102
†Hilton Grand Vacations	6,174	197,568
Hilton Worldwide Holdings	10,382	966,668
Hyatt Hotels Class A	2,033	149,771
International Game Technology	10,873	154,505
Jack in the Box	1,951	177,775
Las Vegas Sands	18,905	1,091,953
Marriott International Class A	9,978	1,240,964
Marriott Vacations Worldwide	5,494	569,233
McDonald's	24,037	5,160,984
MGM Resorts International	16,524	458,045
†Norwegian Cruise Line Holdings	13,242	685,538
Papa John's International	4,299	225,053
†Penn National Gaming	6,600	122,925
†Planet Fitness Class A	7,347	425,171
†Playa Hotels & Resorts	2,978	23,318
†Red Robin Gourmet Burgers	2,551	84,846
Red Rock Resorts Class A	8,254	167,598
Royal Caribbean Cruises	6,124	663,413
Ruth's Hospitality Group	5,354	109,302
†Scientific Games Class A	7,878	160,317
†SeaWorld Entertainment	7,588	199,716
Six Flags Entertainment	7,468	379,300
Starbucks	43,657	3,860,152
Texas Roadhouse	9,189	482,606
Vail Resorts	2,220	505,183
Wendy's	24,319	485,894
Wingstop	3,463	302,251
Wyndham Destinations	8,697	400,236
Wyndham Hotels & Resorts	8,697	449,983
Wynn Resorts	3,124	339,641
Yum Brands	10,780	1,222,775
		28,343,810
Household Durables–1.01%
†Beazer Homes USA	1,618	24,108
†Cavco Industries	1,458	280,067
†Century Communities	7,213	220,934
DR Horton	23,627	1,245,379
Ethan Allen Interiors	3,617	69,085
Flexsteel Industries	262	3,883
Garmin	10,598	897,545
†GoPro Class A	2,300	11,925
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Green Brick Partners	1,200	$ 12,840
Hamilton Beach Brands Holding Class A	400	6,468
†Helen of Troy	2,994	472,034
Hooker Furniture	1,803	38,656
†Installed Building Products	2,299	131,825
†iRobot	1,300	80,171
KB Home	11,824	402,016
La-Z-Boy	5,162	173,392
Leggett & Platt	12,560	514,206
Lennar Class A	12,717	710,244
Lennar Class B	513	22,762
†LGI Homes	2,369	197,385
†Libbey	2,727	9,135
†M/I Homes	4,399	165,622
MDC Holdings	9,936	428,242
†Meritage Homes	6,285	442,150
†Mohawk Industries	3,725	462,161
Newell Brands	10,479	196,167
†NVR	380	1,412,593
PulteGroup	27,725	1,013,349
†Skyline Champion	8,581	258,202
†Taylor Morrison Home Class A	12,603	326,922
†Tempur Sealy International	7,403	571,512
Toll Brothers	11,620	477,001
†TopBuild	6,278	605,387
†TRI Pointe Group	21,489	323,195
Tupperware Brands	6,114	97,029
†Universal Electronics	1,276	64,948
Whirlpool	6,814	1,079,065
†William Lyon Homes Class A	2,599	52,916
†ZAGG	1,799	11,280
		13,511,801
Household Products–1.28%
†Central Garden & Pet Class A	5,487	152,127
Church & Dwight	13,332	1,003,100
Clorox	7,250	1,101,057
Colgate-Palmolive	26,669	1,960,438
Energizer Holdings	1,974	86,027
Kimberly-Clark	13,981	1,986,001
Procter & Gamble	81,211	10,101,024
Spectrum Brands Holdings	7,356	387,815
WD-40	1,225	224,837
		17,002,426
Independent Power and Renewable Electricity Producers–0.21%
AES	32,060	523,860
Atlantica Yield	13,420	323,288
Clearway Energy Class A	4,200	72,828
Clearway Energy Class C	7,003	127,805
NRG Energy	10,253	406,019

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies	5,007	$ 371,970
Pattern Energy Group Class A	12,656	340,826
TerraForm Power Class A	4,708	85,803
Vistra Energy	21,364	571,060
		2,823,459
Industrial Conglomerates–0.91%
3M	27,842	4,577,225
Carlisle	5,516	802,799
General Electric	177,049	1,582,818
Honeywell International	24,210	4,096,332
Raven Industries	2,462	82,378
Roper Technologies	2,662	949,269
		12,090,821
Insurance–3.14%
Aflac	31,509	1,648,551
†Alleghany	671	535,297
Allstate	14,910	1,620,419
†Ambac Financial Group	5,809	113,566
American Equity Investment Life Holding	7,892	190,986
American Financial Group	3,774	407,026
American International Group	26,967	1,502,062
American National Insurance	2,184	270,226
AMERISAFE	3,206	211,949
Aon	9,109	1,763,229
†Arch Capital Group	18,234	765,463
Argo Group International Holdings	4,555	319,943
Arthur J. Gallagher & Co.	13,473	1,206,777
Assurant	5,375	676,282
Assured Guaranty	11,085	492,839
†Athene Holding Class A	5,851	246,093
Axis Capital Holdings	7,323	488,591
†Brighthouse Financial	8,990	363,825
Brown & Brown	22,174	799,594
Chubb	14,026	2,264,357
Cincinnati Financial	7,786	908,393
CNA Financial	2,638	129,921
†eHealth	3,420	228,422
Employers Holdings	4,584	199,771
†Enstar Group	1,331	252,784
Erie Indemnity Class A	3,064	568,832
Everest Re Group	1,823	485,082
FBL Financial Group Class A	3,474	206,738
FedNat Holding	2,034	28,456
Fidelity National Financial	10,970	487,178
First American Financial	13,738	810,679
†Genworth Financial Class A	43,794	192,694
Globe Life	4,659	446,146
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Greenlight Capital Re Class A	4,459	$ 46,819
Hanover Insurance Group	4,661	631,752
Hartford Financial Services Group	18,084	1,096,071
HCI Group	2,595	109,094
Heritage Insurance Holdings	3,747	56,018
Horace Mann Educators	5,165	239,294
Independence Holding	300	11,577
James River Group Holdings	5,386	275,979
Kemper	8,606	670,838
Loews	14,354	738,944
Maiden Holdings	12,125	9,094
†Markel	627	741,051
Marsh & McLennan	16,852	1,686,043
Mercury General	6,071	339,247
MetLife	21,288	1,003,942
National General Holdings	10,842	249,583
National Western Life Group Class A	415	111,374
†NI Holdings	900	15,426
Old Republic International	27,874	656,990
Primerica	5,731	729,155
Principal Financial Group	24,023	1,372,674
ProAssurance	8,511	342,738
Progressive	16,390	1,266,127
Prudential Financial	11,886	1,069,146
Reinsurance Group of America	3,077	491,951
RenaissanceRe Holdings	3,891	752,714
RLI	3,097	287,742
Safety Insurance Group	2,774	281,089
Selective Insurance Group	7,063	531,067
State Auto Financial	6,451	208,948
Stewart Information Services	3,350	129,946
†Third Point Reinsurance	13,203	131,898
Travelers	14,693	2,184,702
United Fire Group	3,480	163,490
United Insurance Holdings	4,888	68,383
Universal Insurance Holdings	7,335	219,977
Unum Group	9,122	271,106
White Mountains Insurance Group	507	547,560
Willis Towers Watson	2,711	523,142
WR Berkley	10,936	789,907
		41,884,769
Interactive Media & Services–2.64%
†Alphabet Class A	7,133	8,710,392
†Alphabet Class C	7,431	9,058,389
†ANGI Homeservices Class A	2,100	14,879
†Cargurus	2,819	87,248
†Cars.com	8,684	77,982
†DHI Group	5,517	21,240

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Facebook Class A	80,400	$ 14,317,632
†InterActiveCorp	3,063	667,642
†Liberty TripAdvisor Holdings Class A	10,113	95,163
Match Group	7,041	503,009
†QuinStreet	3,909	49,214
†Snap Class A	4,200	66,360
†TripAdvisor	8,010	309,827
†TrueCar	10,819	36,785
†Twitter	17,055	702,666
†Yelp	6,349	220,628
†Zedge Class B	1,132	1,890
†Zillow Group Class A	4,254	125,684
†Zillow Group Class C	5,985	178,473
		35,245,103
Internet & Direct Marketing Retail–2.74%
†1-800-Flowers.com Class A	5,253	77,718
†Amazon.com	16,932	29,392,428
†Booking Holdings	1,737	3,409,054
eBay	37,478	1,460,892
†Etsy	3,097	174,981
Expedia Group	5,752	773,126
†Groupon	36,475	97,024
†GrubHub	5,087	285,940
†Lands' End	2,926	33,196
†Liquidity Services	356	2,634
PetMed Express	1,000	18,020
†Quotient Technology	10,979	85,856
†Qurate Retail	23,614	243,578
†Shutterstock	1,235	44,608
†Stamps.com	1,566	116,589
†Wayfair Class A	2,356	264,155
		36,479,799
IT Services–4.84%
Accenture Class A	25,221	4,851,259
†Akamai Technologies	9,655	882,274
Alliance Data Systems	4,827	618,484
Amdocs	10,852	717,426
Automatic Data Processing	17,610	2,842,606
†Black Knight	7,495	457,645
Booz Allen Hamilton Holding	14,492	1,029,222
Broadridge Financial Solutions	8,032	999,422
†CACI International Class A	3,253	752,289
†Carbonite	4,619	71,548
†Cardtronics Class A	8,238	249,117
Cass Information Systems	1,874	101,177
Cognizant Technology Solutions Class A	14,788	891,199
†Conduent	18,114	112,669
†CoreLogic	9,062	419,299
CSG Systems International	5,410	279,589
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
DXC Technology	12,356	$ 364,502
†Endurance International Group Holdings	7,841	29,404
†EPAM Systems	2,057	375,032
†Euronet Worldwide	5,965	872,680
EVERTEC	7,143	223,004
†Evo Payments Class A	463	13,020
†ExlService Holdings	3,626	242,797
Fidelity National Information Services	16,512	2,192,133
†Fiserv	20,543	2,128,049
†FleetCor Technologies	4,616	1,323,777
†Gartner	1,117	159,720
Genpact	15,431	597,951
Global Payments	16,119	2,562,921
†GoDaddy Class A	1,881	124,108
†GTT Communications	5,749	54,156
Hackett Group	2,613	43,010
†Internap	1,580	4,076
International Business Machines	43,938	6,389,464
Jack Henry & Associates	3,718	542,716
KBR	15,549	381,572
Leidos Holdings	7,833	672,698
†Limelight Networks	5,104	15,465
†LiveRamp Holdings	8,520	366,019
ManTech International Class A	3,157	225,441
Mastercard Class A	38,036	10,329,437
MAXIMUS	7,040	543,910
†MoneyGram International	1,616	6,432
NIC	6,405	132,263
†Okta	2,451	241,325
Paychex	11,146	922,554
†PayPal Holdings	19,280	1,997,215
†Perficient	3,999	154,281
Perspecta	5,440	142,093
Presidio	8,762	148,078
Sabre	24,774	554,814
Science Applications International	6,116	534,233
†Square Class A	4,058	251,393
†Sykes Enterprises	6,187	189,570
TTEC Holdings	5,612	268,703
†Twilio Class A	2,382	261,925
†Unisys	5,740	42,648
†VeriSign	5,960	1,124,235
†Virtusa	3,607	129,924
Visa Class A	56,802	9,770,512
Western Union	30,455	705,642
†WEX	4,036	815,555
		64,445,682

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.23%
Acushnet Holdings	8,589	$ 226,750
†American Outdoor Brands	8,067	47,192
Brunswick	10,378	540,901
Callaway Golf	14,182	275,273
Hasbro	9,226	1,095,034
Johnson Outdoors Class A	842	49,308
†Malibu Boats Class A	3,566	109,405
†Mattel	13,824	157,455
†Nautilus	4,229	5,709
Polaris Industries	5,726	503,945
†Vista Outdoor	7,301	45,193
		3,056,165
Life Sciences Tools & Services–0.96%
Agilent Technologies	9,353	716,720
†Bio-Rad Laboratories Class A	1,816	604,256
Bio-Techne	3,020	590,923
Bruker	15,441	678,323
†Cambrex	5,069	301,606
†Charles River Laboratories International	7,518	995,158
†Illumina	3,335	1,014,574
†IQVIA Holdings	5,727	855,499
Luminex	4,176	86,234
†Medpace Holdings	3,967	333,387
†Mettler-Toledo International	1,733	1,220,725
PerkinElmer	5,921	504,292
†PRA Health Sciences	4,979	494,066
†Syneos Health	7,453	396,574
Thermo Fisher Scientific	10,126	2,949,400
†Waters	4,541	1,013,687
		12,755,424
Machinery–2.85%
Actuant Class A	7,069	155,094
AGCO	9,769	739,513
Alamo Group	1,868	219,901
Albany International Class A	2,740	247,038
Allison Transmission Holdings	11,348	533,923
Altra Industrial Motion	5,435	150,522
Astec Industries	3,444	107,108
Barnes Group	6,223	320,733
Briggs & Stratton	6,831	41,396
Caterpillar	27,936	3,528,596
†Chart Industries	3,942	245,823
†CIRCOR International	2,161	81,146
†Colfax	13,541	393,502
Columbus McKinnon	3,989	145,319
Crane	5,256	423,791
Cummins	10,111	1,644,756
Deere & Co.	14,937	2,519,573
Donaldson	12,837	668,551
Douglas Dynamics	3,817	170,124
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Dover	13,519	$ 1,345,952
EnPro Industries	3,111	213,570
ESCO Technologies	2,378	189,194
†Evoqua Water Technologies	3,982	67,774
Federal Signal	7,571	247,875
Flowserve	11,478	536,137
Fortive	7,810	535,454
Franklin Electric	5,404	258,365
†Gardner Denver Holdings	6,192	175,172
Gorman-Rupp	3,528	122,739
Graco	15,750	725,130
Greenbrier	6,320	190,358
†Harsco	9,121	172,934
Helios Technologies	4,904	198,955
Hillenbrand	6,280	193,926
Hyster-Yale Materials Handling	2,265	123,963
IDEX	4,443	728,119
Illinois Tool Works	13,375	2,093,054
Ingersoll-Rand	10,399	1,281,261
ITT	10,472	640,782
John Bean Technologies	2,531	251,657
Kadant	1,257	110,352
Kennametal	9,700	298,178
†LB Foster Class A	1,339	29,016
Lincoln Electric Holdings	6,053	525,158
Lindsay	1,158	107,520
†Lydall	4,164	103,725
†Manitowoc	5,279	65,988
†Meritor	9,827	181,800
†Middleby	3,797	443,869
†Milacron Holdings	9,815	163,616
Mueller Industries	7,847	225,052
Mueller Water Products Class A	19,692	221,338
†Navistar International	9,723	273,314
NN	2,981	21,255
Nordson	4,662	681,864
Oshkosh	8,768	664,614
PACCAR	21,543	1,508,225
Parker-Hannifin	6,409	1,157,530
Park-Ohio Holdings	1,206	36,011
Pentair	8,996	340,049
†Proto Labs	1,861	190,008
†RBC Bearings	2,276	377,611
REV Group	7,071	80,822
†Rexnord	13,942	377,131
Snap-on	4,695	734,955
Spartan Motors	3,500	48,020
†SPX	3,638	145,556
†SPX FLOW	6,438	254,044
Standex International	1,405	102,481
Stanley Black & Decker	5,161	745,300
Tennant	2,245	158,722

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Terex	9,992	$ 259,492
Timken	8,361	363,787
Titan International	4,215	11,381
Toro	9,030	661,899
†TriMas	5,477	167,870
Trinity Industries	14,172	278,905
Wabash National	13,252	192,287
†WABCO Holdings	4,566	610,703
Wabtec	7,020	504,457
Watts Water Technologies Class A	2,752	257,945
†Welbilt	12,316	207,648
Woodward	6,253	674,261
Xylem	10,270	817,697
		38,010,236
Marine–0.07%
Costamare	10,400	63,128
†Genco Shipping & Trading	1,685	15,502
†Kirby	5,754	472,749
Matson	7,118	266,996
Scorpio Bulkers	16,053	97,602
		915,977
Media–1.85%
†Altice USA Class A	9,712	278,540
†AMC Networks Class A	4,165	204,751
Cable One	819	1,027,599
CBS Class B	22,215	896,820
†Charter Communications Class A	7,338	3,024,137
†Clear Channel Outdoor Holdings	2,039	5,138
Comcast Class A	198,465	8,946,802
†comScore	6,307	12,046
†Discovery Class A	16,083	428,290
†Discovery Class C	18,277	449,980
†DISH Network Class A	14,992	510,777
Emerald Expositions Events	7,655	74,483
Entercom Communications Class A	18,467	61,680
Entravision Communications Class A	11,605	36,904
EW Scripps Class A	6,953	92,336
Fox Class A	17,665	557,066
†Fox Class B	7,784	245,507
Gannett	23,631	253,797
†Gray Television	12,929	211,001
Interpublic Group	34,910	752,660
John Wiley & Sons Class A	8,331	366,064
†Liberty Broadband Class A	1,624	169,741
†Liberty Broadband Class C	5,861	613,471
†Liberty Latin America Class C	4,355	74,449
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty SiriusXM Class A	5,940	$ 246,926
†Liberty Media-Liberty SiriusXM Class C	12,277	515,143
Meredith	4,281	156,942
†MSG Networks Class A	7,386	119,801
National CineMedia	6,797	55,735
New Media Investment Group	7,846	69,123
New York Times Class A	15,478	440,813
News Class A	30,416	423,391
News Class B	8,371	119,663
Nexstar Media Group Class A	5,697	582,860
Omnicom Group	14,332	1,122,196
Scholastic	4,716	178,076
Sinclair Broadcast Group Class A	9,958	425,605
Sirius XM Holdings	68,041	425,597
TEGNA	26,053	404,603
Tribune Publishing	2,738	23,492
		24,604,005
Metals & Mining–0.62%
†AK Steel Holding	26,497	60,148
†Alcoa	18,767	376,654
†Allegheny Technologies	11,771	238,363
Carpenter Technology	7,558	390,446
†Century Aluminum	19,579	129,907
Cleveland-Cliffs	18,689	134,935
†Coeur Mining	44,499	214,040
Commercial Metals	17,961	312,162
Compass Minerals International	5,573	314,819
Ferroglobe	12,975	14,662
Freeport-McMoRan	96,351	922,079
Haynes International	1,268	45,445
Hecla Mining	58,317	102,638
Kaiser Aluminum	1,961	194,080
Materion	3,100	190,216
Newmont Goldcorp	16,963	643,237
Nucor	20,697	1,053,684
Reliance Steel & Aluminum	6,581	655,862
Royal Gold	5,496	677,162
†Ryerson Holding	607	5,178
Schnitzer Steel Industries Class A	2,756	56,939
Southern Copper	3,216	109,762
Steel Dynamics	21,496	640,581
†SunCoke Energy	15,427	87,008
†TimkenSteel	6,778	42,634
United States Steel	19,736	227,951
Warrior Met Coal	8,374	163,460
Worthington Industries	8,534	307,651
		8,311,703

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.68%
Big Lots	8,831	$ 216,360
Dillard's Class A	3,626	239,715
Dollar General	9,706	1,542,672
†Dollar Tree	12,823	1,463,874
†JC Penney	41,484	36,875
Kohl's	24,135	1,198,544
Macy's	41,432	643,853
Nordstrom	14,481	487,575
†Ollie's Bargain Outlet Holdings	3,936	230,807
Target	27,584	2,949,005
		9,009,280
Multi-Utilities–0.87%
Ameren	11,159	893,278
Avista	6,743	326,631
Black Hills	4,628	355,106
CenterPoint Energy	22,804	688,225
CMS Energy	13,170	842,221
Consolidated Edison	10,269	970,112
Dominion Energy	26,389	2,138,565
DTE Energy	6,090	809,726
MDU Resources Group	18,965	534,623
NiSource	16,856	504,332
NorthWestern	4,293	322,190
Public Service Enterprise Group	16,849	1,045,986
Sempra Energy	6,916	1,020,871
Unitil	1,492	94,652
WEC Energy Group	11,137	1,059,129
		11,605,647
Oil, Gas & Consumable Fuels–3.94%
†Antero Resources	21,428	64,713
Apache	24,746	633,498
Arch Coal Class A	2,884	213,993
†Bonanza Creek Energy	1,747	39,115
Cabot Oil & Gas	20,312	356,882
†Callon Petroleum	35,199	152,764
†Carrizo Oil & Gas	10,989	94,341
†Centennial Resource Development Class A	22,272	100,558
†Cheniere Energy	15,082	951,071
†Chesapeake Energy	118,818	167,533
Chevron	82,229	9,752,359
Cimarex Energy	6,236	298,954
†Clean Energy Fuels	25,088	51,807
†CNX Resources	25,034	181,747
Concho Resources	9,895	671,870
ConocoPhillips	46,007	2,621,479
†CONSOL Energy	4,705	73,539
†Continental Resources	6,219	191,483
CVR Energy	8,133	358,096
Delek US Holdings	14,079	511,068
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Denbury Resources	86,541	$ 102,984
Devon Energy	22,739	547,100
DHT Holdings	14,019	86,217
Diamondback Energy	8,007	719,909
†Dorian LPG	650	6,734
EnLink Midstream	18,193	154,641
EOG Resources	19,888	1,476,087
EQT	13,104	139,427
Equitrans Midstream	7,528	109,532
†Extraction Oil & Gas	10,861	31,931
Exxon Mobil	185,804	13,119,620
GasLog	10,365	133,190
Green Plains	4,898	51,894
†Gulfport Energy	21,110	57,208
Hess	11,154	674,594
†HighPoint Resources	18,721	29,766
HollyFrontier	16,197	868,807
†International Seaways	3,390	65,291
†Jagged Peak Energy	4,521	32,822
Kinder Morgan	60,700	1,251,027
Kosmos Energy	44,165	275,590
†Laredo Petroleum	29,564	71,249
Marathon Oil	43,550	534,359
Marathon Petroleum	30,801	1,871,161
†Matador Resources	13,122	216,907
Murphy Oil	18,269	403,928
NACCO Industries Class A	200	12,782
Noble Energy	20,258	454,995
†Northern Oil and Gas	42,710	83,712
†Oasis Petroleum	35,805	123,885
Occidental Petroleum	29,264	1,301,370
ONEOK	12,496	920,830
Panhandle Oil and Gas Class A	1,806	25,248
†Par Pacific Holdings	9,387	214,587
†Parsley Energy Class A	19,440	326,592
PBF Energy Class A	14,133	384,276
†PDC Energy	7,821	217,033
Peabody Energy	15,632	230,103
†Penn Virginia	1,279	37,181
Phillips 66	10,030	1,027,072
Pioneer Natural Resources	6,800	855,236
QEP Resources	26,620	98,494
Range Resources	18,226	69,623
†Renewable Energy Group	5,557	83,383
†REX American Resources	1,042	79,536
†Ring Energy	3,975	6,519
Scorpio Tankers	6,760	201,178
SemGroup Class A	14,800	241,832
Ship Finance International	19,649	275,872
SM Energy	18,345	177,763
†Southwestern Energy	52,528	101,379
†SRC Energy	36,701	171,027
†Talos Energy	7,201	146,396

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources	14,043	$ 564,107
Teekay	13,659	54,636
†Unit	7,473	25,259
Valero Energy	21,530	1,835,217
†W&T Offshore	13,431	58,693
†Whiting Petroleum	14,346	115,198
Williams	24,910	599,335
World Fuel Services	12,152	485,351
†WPX Energy	32,521	344,397
		52,468,942
Paper & Forest Products–0.12%
Boise Cascade	5,938	193,519
†Clearwater Paper	2,473	52,230
Domtar	8,467	303,203
Louisiana-Pacific	18,790	461,858
Mercer International	10,372	130,065
Neenah	2,359	153,618
PH Glatfelter	4,944	76,088
Resolute Forest Products	7,351	34,550
Schweitzer-Mauduit International	4,384	164,137
†Verso Class A	4,244	52,541
		1,621,809
Personal Products–0.32%
†Avon Products	40,949	180,176
Coty Class A	39,789	418,182
†Edgewell Personal Care	5,853	190,164
†elf Beauty	3,904	68,359
Estee Lauder Class A	10,189	2,027,102
†Herbalife Nutrition	9,618	364,137
Inter Parfums	3,508	245,455
Medifast	1,745	180,834
Natural Health Trends	1,722	12,192
Nu Skin Enterprises Class A	7,013	298,263
†Revlon Class A	1,794	42,141
†USANA Health Sciences	2,793	191,013
		4,218,018
Pharmaceuticals–3.22%
†Akorn	9,574	36,381
Allergan	10,435	1,756,106
†Amphastar Pharmaceuticals	7,904	156,736
†ANI Pharmaceuticals	738	53,785
†Assertio Therapeutics	3,876	4,961
Bristol-Myers Squibb	52,229	2,648,533
†Catalent	17,323	825,614
†Corcept Therapeutics	8,642	122,155
†Cymabay Therapeutics	5,176	26,501
†Elanco Animal Health	18,657	496,090
Eli Lilly & Co.	29,198	3,265,212
†Endo International	19,354	62,126
†Horizon Therapeutics	15,728	428,273
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Innoviva	12,944	$ 136,430
†Intra-Cellular Therapies	5,388	40,248
†Jazz Pharmaceuticals	3,133	401,463
Johnson & Johnson	102,968	13,322,000
†Lannett	7,113	79,666
†Mallinckrodt	12,633	30,446
Merck & Co.	86,083	7,246,467
†Mylan	14,969	296,087
†Otonomy	619	1,479
Perrigo	6,703	374,631
Pfizer	205,270	7,375,351
Phibro Animal Health Class A	1,442	30,758
†Prestige Consumer Healthcare	6,536	226,734
†Supernus Pharmaceuticals	3,800	104,424
Taro Pharmaceutical Industries	3,413	257,511
Zoetis	23,593	2,939,452
†Zogenix	4,371	175,015
		42,920,635
Professional Services–0.65%
†ASGN	6,674	419,528
Barrett Business Services	300	26,646
†CBIZ	9,833	231,075
†CoStar Group	768	455,578
Equifax	7,445	1,047,288
Exponent	5,116	357,608
Forrester Research	2,034	65,373
†Franklin Covey	993	34,755
†FTI Consulting	6,170	653,958
†GP Strategies	1,772	22,752
Heidrick & Struggles International	2,100	57,330
†Huron Consulting Group	2,990	183,407
ICF International	2,478	209,317
†InnerWorkings	2,041	9,042
Insperity	2,353	232,053
Kelly Services Class A	7,992	193,566
Kforce	4,767	180,359
Korn/Ferry International	6,340	244,978
ManpowerGroup	6,573	553,709
†Mistras Group	3,448	56,547
Navigant Consulting	9,322	260,550
Nielsen Holdings	18,787	399,224
Resources Connection	4,071	69,166
Robert Half International	9,812	546,136
TransUnion	1,042	84,517
†TriNet Group	6,496	403,986
†TrueBlue	5,561	117,337
Verisk Analytics Class A	9,955	1,574,284
		8,690,069

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.29%
†Altisource Portfolio Solutions S.A.	2,089	$ 42,240
†CBRE Group Class A	23,540	1,247,855
†Forestar Group	476	8,701
†FRP Holdings	631	30,301
†Howard Hughes	4,225	547,560
Jones Lang LaSalle	4,649	646,490
Kennedy-Wilson Holdings	16,113	353,197
†Marcus & Millichap	6,542	232,176
Newmark Group Class A	20,238	183,356
†Rafael Holdings Class B	1,698	35,590
RE/MAX Holdings Class A	3,948	126,968
Realogy Holdings	18,390	122,845
RMR Group Class A	862	39,204
†St Joe	10,227	175,188
†Tejon Ranch	2,365	40,134
		3,831,805
Road & Rail–1.29%
AMERCO	1,614	629,525
ArcBest	3,735	113,731
†Avis Budget Group	8,228	232,523
†Covenant Transportation Group Class A	3,400	55,896
CSX	33,595	2,327,126
†Genesee & Wyoming Class A	5,867	648,362
Heartland Express	11,699	251,646
†Hertz Global Holdings	27,042	374,261
JB Hunt Transport Services	8,140	900,691
Kansas City Southern	9,338	1,242,047
Knight-Swift Transportation Holdings	8,907	323,324
Landstar System	4,541	511,226
Marten Transport	7,936	164,910
Norfolk Southern	13,859	2,489,908
Old Dominion Freight Line	7,334	1,246,560
Ryder System	7,460	386,204
†Saia	3,643	341,349
Schneider National Class B	12,607	273,824
Union Pacific	26,048	4,219,255
Universal Logistics Holdings	2,500	58,200
†USA Truck	1,448	11,627
Werner Enterprises	10,229	361,084
†YRC Worldwide	1,455	4,394
		17,167,673
Semiconductors & Semiconductor Equipment–4.06%
†Advanced Energy Industries	5,291	303,756
†Advanced Micro Devices	18,799	544,983
†Alpha & Omega Semiconductor	1,200	14,736
†Ambarella	3,562	223,818
†Amkor Technology	37,829	344,244
Analog Devices	5,594	625,018
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Applied Materials	33,111	$ 1,652,239
†Axcelis Technologies	6,725	114,930
Broadcom	11,644	3,214,559
Brooks Automation	9,566	354,229
Cabot Microelectronics	1,532	216,334
†CEVA	2,353	70,261
†Cirrus Logic	8,845	473,915
Cohu	4,934	66,634
†Cree	10,967	537,383
Cypress Semiconductor	32,772	764,898
†Diodes	7,611	305,582
†DSP Group	4,368	61,523
†Enphase Energy	3,297	73,292
Entegris	15,222	716,347
†First Solar	9,258	537,057
†FormFactor	7,433	138,588
†Ichor Holdings	2,461	59,507
†Inphi	2,993	182,723
Intel	253,296	13,052,343
KLA	12,169	1,940,347
Kulicke & Soffa Industries	6,090	142,993
Lam Research	5,946	1,374,180
†Lattice Semiconductor	17,582	321,487
†MACOM Technology Solutions Holdings	9,395	201,946
Marvell Technology Group	28,234	705,003
Maxim Integrated Products	11,953	692,198
†MaxLinear Class A	6,970	155,989
Microchip Technology	10,103	938,670
†Micron Technology	73,968	3,169,529
MKS Instruments	6,050	558,294
Monolithic Power Systems	1,222	190,180
†Nanometrics	2,667	86,998
†NeoPhotonics	2,126	12,947
NVE	50	3,317
NVIDIA	21,271	3,702,643
†ON Semiconductor	41,688	800,826
†PDF Solutions	3,040	39,733
†Photronics	5,636	61,320
Power Integrations	3,814	344,900
†Qorvo	6,407	475,015
QUALCOMM	40,021	3,052,802
†Rambus	17,462	229,189
†Rudolph Technologies	4,102	108,129
†Semtech	6,166	299,729
†Silicon Laboratories	1,698	189,072
Skyworks Solutions	11,238	890,611
†SMART Global Holdings	4,360	111,093
†SolarEdge Technologies	6,024	504,329
†Synaptics	4,615	184,369
Teradyne	15,372	890,193
Texas Instruments	37,904	4,898,713
†Ultra Clean Holdings	2,793	40,876
Universal Display	2,731	458,535

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Veeco Instruments	6,193	$ 72,334
Versum Materials	8,954	473,935
Xilinx	10,828	1,038,405
Xperi	7,199	148,875
		54,158,603
Software–4.94%
†ACI Worldwide	11,385	356,635
†Adobe Systems	11,063	3,056,154
†Alarm.com Holdings	2,786	129,939
†Alteryx Class A	939	100,877
†ANSYS	3,253	720,084
†Appfolio Class A	1,131	107,603
†Aspen Technology	7,425	913,869
†Atlassian Class A	1,472	184,648
†Autodesk	4,667	689,316
†Avalara	1,363	91,716
†Avaya Holdings	10,940	111,916
Blackbaud	3,139	283,577
†Bottomline Technologies	1,500	59,025
†Cadence Design Systems	14,271	943,028
CDK Global	9,277	446,131
†Cision	3,057	23,508
Citrix Systems	7,010	676,605
†CommVault Systems	1,800	80,478
†Cornerstone OnDemand	1,568	85,958
†Coupa Software	808	104,693
†DocuSign	2,254	139,568
†Dropbox Class A	7,150	144,216
Ebix	3,512	147,855
†Envestnet	1,992	112,946
†Fair Isaac	2,675	811,916
†FireEye	783	10,445
†Fortinet	3,418	262,366
†Globant	1,063	97,350
†Guidewire Software	2,853	300,649
†HubSpot	1,237	187,542
Intuit	8,576	2,280,701
j2 Global	5,206	472,809
LogMeIn	4,791	339,969
†Manhattan Associates	8,875	715,946
Microsoft	256,463	35,656,051
†MicroStrategy Class A	1,106	164,097
Monotype Imaging Holdings	3,104	61,490
†New Relic	1,830	112,454
†Nuance Communications	30,262	493,573
†OneSpan	3,332	48,314
Oracle	107,946	5,940,268
†Palo Alto Networks	1,493	304,318
†Paycom Software	4,540	951,085
†Paylocity Holding	1,071	104,508
Pegasystems	3,592	244,436
Progress Software	4,679	178,083
†Proofpoint	637	82,205
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†PTC	2,065	$ 140,792
QAD Class A	1,105	51,029
†Qualys	453	34,233
†RealPage	4,008	251,943
†RingCentral Class A	402	50,515
†salesforce.com	10,083	1,496,721
Sapiens International	854	16,773
†Seachange International	2,000	5,760
†ServiceNow	2,218	563,039
†Splunk	2,645	311,740
SS&C Technologies Holdings	10,872	560,669
Symantec	8,527	201,493
†Synchronoss Technologies	4,423	23,884
†Synopsys	3,261	447,572
†Telenav	2,300	10,994
†Teradata	10,985	340,535
TiVo	16,231	123,599
†Trade Desk Class A	863	161,856
†Tyler Technologies	1,278	335,475
†Verint Systems	5,416	231,696
VMware Class A	1,975	296,368
†Workday Class A	1,507	256,130
†Zendesk	3,338	243,273
†Zscaler	1,623	76,703
		65,763,712
Specialty Retail–2.72%
Aaron's	6,205	398,733
Abercrombie & Fitch Class A	8,315	129,714
Advance Auto Parts	4,940	817,076
American Eagle Outfitters	22,452	364,171
†America's Car-Mart	962	88,215
†Asbury Automotive Group	5,290	541,326
†Ascena Retail Group	28,043	7,406
†At Home Group	6,725	64,694
†AutoNation	13,117	665,032
†AutoZone	1,013	1,098,720
†Barnes & Noble Education	6,119	19,091
Bed Bath & Beyond	20,862	221,972
Best Buy	17,025	1,174,555
Big 5 Sporting Goods	900	1,872
†Boot Barn Holdings	3,430	119,707
†Build-A-Bear Workshop	2,901	9,138
†Burlington Stores	4,340	867,219
Caleres	7,320	171,361
†CarMax	11,906	1,047,728
Cato Class A	4,303	75,776
Chico's FAS	18,957	76,397
Children's Place	1,721	132,500
Citi Trends	2,149	39,327
†Conn's	6,316	157,016
Designer Brands	11,901	203,745
Dick's Sporting Goods	8,270	337,499
†Express	12,788	43,991

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Five Below	3,322	$ 418,904
†Floor & Decor Holdings Class A	5,614	287,156
Foot Locker	14,273	616,023
†Francesca's Holdings	557	7,792
GameStop Class A	17,127	94,541
Gap	31,510	547,014
†Genesco	3,102	124,142
Group 1 Automotive	3,419	315,608
Guess	11,019	204,182
Haverty Furniture	2,655	53,817
†Hibbett Sports	4,645	106,370
Home Depot	34,027	7,894,945
†Kirkland's	2,488	3,832
L Brands	11,417	223,659
Lithia Motors Class A	3,884	514,164
Lowe's	31,751	3,491,340
†MarineMax	2,439	37,756
†Michaels	14,861	145,489
Monro	3,844	303,714
†Murphy USA	5,800	494,740
†National Vision Holdings	2,500	60,175
Office Depot	89,288	156,700
†O'Reilly Automotive	3,146	1,253,712
†Party City Holdco	12,534	71,569
Penske Automotive Group	11,105	525,044
Rent-A-Center	8,035	207,223
†RH	1,851	316,206
Ross Stores	15,178	1,667,303
†Sally Beauty Holdings	12,560	187,018
Shoe Carnival	1,575	51,046
Signet Jewelers	8,178	137,063
†Sleep Number	4,561	188,460
Sonic Automotive Class A	5,355	168,201
†Sportsman's Warehouse Holdings	165	855
Tailored Brands	4,077	17,939
Tiffany & Co.	8,129	752,989
Tile Shop Holdings	2,643	8,431
TJX	49,413	2,754,281
Tractor Supply	8,025	725,781
†Ulta Salon Cosmetics & Fragrance	4,041	1,012,877
†Urban Outfitters	16,473	462,727
†Vitamin Shoppe	3,839	25,030
Williams-Sonoma	9,099	618,550
Winmark	151	26,635
†Zumiez	4,241	134,334
		36,289,318
Technology Hardware, Storage & Peripherals–4.41%
†3D Systems	12,600	102,690
Apple	231,116	51,763,051
†Avid Technology	6,614	40,941
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Dell Technologies Class C	8,375	$ 434,328
†Diebold Nixdorf	5,855	65,576
Hewlett Packard Enterprise	59,187	897,867
HP	63,520	1,201,798
†NCR	13,077	412,710
NetApp	16,571	870,143
†Pure Storage Class A	2,550	43,197
Seagate Technology	18,341	986,562
†Stratasys	4,881	103,990
†Super Micro Computer	6,166	118,387
Western Digital	18,006	1,073,878
†Xerox Holdings	23,774	711,080
		58,826,198
Textiles, Apparel & Luxury Goods–1.00%
†Capri Holdings	15,972	529,632
Carter's	4,829	440,453
Columbia Sportswear	6,536	633,273
†Crocs	5,293	146,934
Culp	695	11,328
†Deckers Outdoor	3,211	473,173
†Fossil Group	8,573	107,248
†G-III Apparel Group	9,262	238,682
Hanesbrands	28,474	436,222
†Kontoor Brands	1,846	64,795
†Lululemon Athletica	7,948	1,530,228
Movado Group	2,255	56,059
NIKE Class B	49,406	4,640,212
Oxford Industries	2,792	200,186
PVH	5,201	458,884
Ralph Lauren	3,815	364,218
†Skechers U.S.A. Class A	13,059	487,754
Steven Madden	8,925	319,426
Tapestry	16,823	438,239
†Under Armour Class A	8,228	164,066
†Under Armour Class C	8,286	150,225
†Unifi	3,174	69,574
†Vera Bradley	810	8,181
VF	11,580	1,030,504
Wolverine World Wide	10,329	291,898
		13,291,394
Thrifts & Mortgage Finance–0.53%
†Axos Financial	7,624	210,804
Capitol Federal Financial	21,314	293,707
Dime Community Bancshares	6,872	147,130
Essent Group	9,692	462,018
Federal Agricultural Mortgage Class C	1,195	97,584
First Defiance Financial	2,959	85,707
Flagstar Bancorp	7,368	275,195
†HomeStreet	2,845	77,725
Kearny Financial	15,285	199,316

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†LendingTree	922	$ 286,216
Meridian Bancorp	8,312	155,850
Meta Financial Group	7,426	242,162
MGIC Investment	35,831	450,754
†Mr Cooper Group	6,569	69,763
New York Community Bancorp	39,410	494,595
†NMI Holdings Class A	11,901	312,520
Northfield Bancorp	6,724	107,987
Northwest Bancshares	14,286	234,148
OceanFirst Financial	7,155	168,858
Oritani Financial	6,244	110,488
†PennyMac Financial Services Class A	9,476	287,881
Provident Financial Services	9,985	244,932
Radian Group	23,244	530,893
TFS Financial	9,915	178,668
TrustCo Bank	12,472	101,647
United Community Financial	2,888	31,133
United Financial Bancorp	7,393	100,767
Walker & Dunlop	4,483	250,734
Washington Federal	9,358	346,152
Waterstone Financial	3,925	67,431
WSFS Financial	9,706	428,035
		7,050,800
Tobacco–0.57%
Altria Group	84,210	3,444,189
Philip Morris International	49,489	3,757,700
Universal	3,560	195,124
Vector Group	17,305	206,103
		7,603,116
Trading Companies & Distributors–0.68%
Air Lease	16,007	669,413
Applied Industrial Technologies	5,007	284,398
†Beacon Roofing Supply	8,312	278,701
†BMC Stock Holdings	13,925	364,557
†CAI International	2,879	62,676
†DXP Enterprises	1,631	56,628
Fastenal	31,166	1,018,193
GATX	4,500	348,885
†GMS	6,711	192,740
H&E Equipment Services	6,917	199,625
†HD Supply Holdings	14,675	574,893
†Herc Holdings	3,940	183,249
Kaman	3,636	216,197
†MRC Global	11,216	136,050
MSC Industrial Direct Class A	5,382	390,356
†NOW	13,867	159,055
Rush Enterprises Class A	4,686	180,786
†SiteOne Landscape Supply	1,171	86,677
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Systemax	4,022	$ 88,524
†Textainer Group Holdings	6,500	64,415
†Titan Machinery	4,300	61,662
Triton International	9,649	326,522
†United Rentals	7,828	975,682
†Univar	13,479	279,824
†Veritiv	1,100	19,888
Watsco	3,045	515,153
†WESCO International	6,314	301,620
WW Grainger	3,647	1,083,706
		9,120,075
Transportation Infrastructure–0.02%
Macquarie Infrastructure	5,269	207,967
		207,967
Water Utilities–0.20%
American States Water	4,789	430,339
American Water Works	8,616	1,070,366
Aqua America	10,156	455,293
†AquaVenture Holdings	103	2,001
California Water Service Group	5,288	279,894
Connecticut Water Service	819	57,379
Middlesex Water	1,357	88,151
SJW Group	3,075	209,992
York Water	591	25,803
		2,619,218
Wireless Telecommunication Services–0.16%
†Boingo Wireless	4,098	45,488
Shenandoah Telecommunications	6,684	212,351
Spok Holdings	1,858	22,184
†Sprint	44,078	271,961
Telephone & Data Systems	9,452	243,862
†T-Mobile US	15,158	1,193,996
†United States Cellular	3,838	144,232
		2,134,074
Total Common Stock (Cost $875,109,558)		1,328,676,772
RIGHTS–0.00%
=†πMedia General CVR	16,818	1,597
=†πSchulman Class A CVR	4,438	0
Total Rights (Cost $0)		1,597

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	3,577,761	$ 3,577,761
Total Money Market Fund (Cost $3,577,761)		3,577,761

TOTAL INVESTMENTS–99.98% (Cost $878,687,319)	1,332,256,130
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	331,445
NET ASSETS APPLICABLE TO 41,156,419 SHARES OUTSTANDING–100.00%	$1,332,587,575

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2019, the aggregate value of restricted securities was $1,597, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Media General CVR	1/8/2017	$—	$1,597
Schulman Class A CVR	8/22/2018	—	—
Total		$—	$1,597

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,328,676,772	$—	$—	$1,328,676,772
Rights	—	—	1,597	1,597
Money Market Fund	3,577,761	—	—	3,577,761
Total Investments	$1,332,254,533	$—	$1,597	$1,332,256,130
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–25